Supplement to the
                 Standard and Service Class Prospectuses for the
                    Lincoln Variable Insurance Products Trust
                                Dated May 1, 2009
                     as Supplemented August 13 and 14, 2009


                           LVIP FI Equity-Income Fund

Effective October 1, 2009, Metropolitan West Capital Management, LLC will replace Pyramis Global Advisors, LLC as the sub-adviser for the LVIP FI Equity-Income Fund. Also on this date, the name of the LVIP FI Equity-Income Fund is to be changed to LVIP Wells Fargo Intrinsic Value Fund.

The following changes are to be made to the Standard and Service Class
Prospectuses:

All references to "LVIP FI Equity-Income Fund," or any abbreviation thereof, in the Prospectus are to be replaced with "LVIP Wells Fargo Intrinsic Value Fund."

The last paragraph on Page FEI-1 is to be deleted and replaced with the following:

     Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been subadvised to Metropolitan West Capital Management, LLC, which is majority-owned by Wachovia Bank, N.A., a subsidiary of Wells Fargo & Company, and is an affiliate of Wells Fargo Bank, LLC.

     An investment in the fund is not a deposit of Wachovia Bank, N.A. or Wells Fargo Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information regarding the investment adviser and sub-adviser please refer to the General Prospectus Disclosure.

The information regarding the LVIP FI Equity-Income Fund in the "Management of the Funds" chart on Page GPD-6 is to be deleted and replaced with the following:

           -------------------------------- -------------------------------------------------------------------------
           Fund                             Investment Adviser, Sub-Adviser, if any, and Portfolio Manager
           -------------------------------- -------------------------------------------------------------------------
           LVIP Wells Fargo Intrinsic       Adviser: LIA (aggregate advisory fee paid to LIA for fiscal
           Value Fund                       year ended December 31, 2008 was 0.70% of the fund's average net assets

                                            Sub-Adviser: Metropolitan West Capital Management, LLC (MetWest
                                            Capital), 610 Newport Center Drive, Suite 1000, Newport Beach,
                                            California 92660. MetWest Capital is an affiliate of Evergreen
                                            Investments, whose parent company is Wells Fargo & Company. As of June
                                            30, 2009, MetWest Capital had $9.1 billion in assets under management.

                                            Portfolio Manager(s): Howard Gleicher, CFA, is the Lead Portfolio Manager on
                                            investment team for the fund. He co-founded MetWest Capital in 1997 and is its Chief Executive Officer and Chief Investment Officer. Previously, Mr.
                                            Gleicher served as Principal, Portfolio Manager and Investment Policy
                                            Committee member of Palley-Needelman Asset Management, Inc. and as a Vice
                                            President and Equity Portfolio Manager with Pacific Investment Management
                                            Company (PIMCO). Mr. Gleicher has been working in the investment management field since 1985. He earned a Master of Science and Bachelor of Science from Stanford University and an MBA from Harvard Business School.
           -------------------------------- -------------------------------------------------------------------------

On Page GPD-22 of the Standard Class Prospectus, the footnote numbered 29 is to be deleted and replaced with the following:

     (29)Commencing October 1, 2009, Metropolitan West Capital Management, LLC replaced Pyramis Global Advisors, LLC as the sub-adviser for the LVIP Wells Fargo Intrinsic Value Fund (formerly known as the LVIP FI Equity-Income
     Fund).

On Page GPD-20 of the Service Class Prospectus, the footnote numbered 11 is to be deleted and replaced with the following:

     (11) Commencing October 1, 2009, Metropolitan West Capital Management, LLC replaced Pyramis Global Advisors, LLC as the sub-adviser for the LVIP Wells Fargo Intrinsic Value Fund (formerly known as the LVIP FI Equity-Income
     Fund).


                             LVIP Mid-Cap Value Fund

On Page MCV-1, the second and third sentences of the second paragraph are to be deleted and replaced with the following:

     Mid-cap companies are defined for this purpose as companies with market capitalizations in the range of the companies in the Russell 2500TM Index and Russell Midcap(R) Index. The fund focuses on those stocks that have below average price-to-earnings ratios at the time of purchase.



This Supplement is dated September 21, 2009.



                 Please keep this supplement with your records.